Property and Plant and Equipment - Schedule of Property and Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period	$ 2,016	$ 853
Balance at acquisition of Tanbreez (note 31)	8,139,758
Additions	8,751,628	1,131
Loss on disposal of fixed asset		945
Depreciation charge for the period	(19,443)	(1,088)
Foreign exchange	(118,194)	175
Carrying value at end of period	16,755,765	2,016
Plant and equipment (office) [Member]
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period	2,016	853
Balance at acquisition of Tanbreez (note 31)	4,408
Additions	64,054	1,131
Loss on disposal of fixed asset		945
Depreciation charge for the period	(7,076)	(1,088)
Foreign exchange	185	175
Carrying value at end of period	63,587	2,016
Plant and Equipment (Site) [Member]
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period
Balance at acquisition of Tanbreez (note 31)	2,104,826
Additions	122,429
Loss on disposal of fixed asset
Depreciation charge for the period	(6,391)
Foreign exchange	(51,716)
Carrying value at end of period	2,169,148
Vessel [Member]
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period
Balance at acquisition of Tanbreez (note 31)
Additions	8,565,145
Loss on disposal of fixed asset
Depreciation charge for the period
Foreign exchange
Carrying value at end of period	8,565,145
Buildings [Member]
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period
Balance at acquisition of Tanbreez (note 31)	3,718,380
Additions
Loss on disposal of fixed asset
Depreciation charge for the period	(5,976)
Foreign exchange	(9,695)
Carrying value at end of period	3,702,709
Camp [Member]
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of period
Balance at acquisition of Tanbreez (note 31)	2,312,144
Additions
Loss on disposal of fixed asset
Depreciation charge for the period
Foreign exchange	(56,968)
Carrying value at end of period	2,255,176
Cost [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	9,564,695	35,965
Cost [Member] | Cost – Assets under construction [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	7,265,998
Accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	(74,928)	(33,949)
Net of accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	$ 16,755,765	$ 2,016